UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011
                                               ---------------------------------

Check here if Amendment [_];      Amendment Number:
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Independent Investors Inc.
          ----------------------------------------------------------------------
Address:  181 Smithtown Blvd.
          ----------------------------------------------------------------------
          Nesconset, New York  11767
          ----------------------------------------------------------------------

Form 13F File Number: 28-05873
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Patrick Moloney
          ----------------------------------------------------------------------
Title:    President
          ----------------------------------------------------------------------
Phone:    631-979-2142
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Patrick Moloney                       Nesconset, New York         11-14-2011
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[_] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        -------------------

Form 13F Information Table Entry Total: 89
                                        -------------------

Form 13F Information Table Value Total: $151,425
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           Independent Investors, Inc.
                           FORM 13F INFORMATION TABLE

                                                                  FAIR MKT.     SHARES/   INVSTMT    OTHER     VOTING AUTHORITY
NAME OF ISSUER                      TITLE OF CLASS    CUSIP         VALUE       PRN AMT   DSCRETN   MANAGERS  SOLE  SHARED   NONE
--------------                      --------------    -----         -----       -------   -------   --------  ----  ------   ----
3M                                  Common Stock     88579Y101      2572000      35840      SOLE               X
ABBOTT LABORATORIES                 Common Stock     002824100      3275000      64050      SOLE               X
AGILENT TECHNOLOGIES                Common Stock     00846U101       296000       9500      SOLE               X
AIR PRODUCTS & CHEMICALS            Common Stock     009158106       511000       6694      SOLE               X
ALTRIA GROUP INC.                   Common Stock     02209S103       369000      13800      SOLE               X
AMERICAN EXPRESS CO.                Common Stock     025816109       776000      17300      SOLE               X
AMGEN INC.                          Common Stock     031162100      1566000      28500      SOLE               X
ANADARKO PETROLEUM CORPORATION      Common Stock     03251110        321000       5100      SOLE               X
APPLE COMPUTER                      Common Stock     037833100     24425000      64055      SOLE               X
AUDIOVOX CORPORATION                Common Stock     050757103        54000      10000      SOLE               X
AVON PRODUCTS                       Common Stock     054303102       197000      10100      SOLE               X
BHP BILLITON LTD ADR                Common Stock     088606108       292000       4400      SOLE               X
BP plc (ADR)                        Common Stock     055622104       854000      23700      SOLE               X
BAKER HUGHES, INC.                  Common Stock     057224107       932000      20200      SOLE               X
BANK OF NY MELLON CORP              Common Stock     064058100       422000      22721      SOLE               X
BANK OF AMERICA CORP                Common Stock     060505104       279000      45629      SOLE               X
BAXTER INTERNATIONAL                Common Stock     071813109      2941000      52400      SOLE               X
BERKSHIRE HATHAWAY INC. CL. "B"     Common Stock     084670207      1467000      20660      SOLE               X
BOEING CORPORATION                  Common Stock     097023105      2049000      33875      SOLE               X
BRISTOL-MYERS SQUIBB                Common Stock     110122108      1575000      50200      SOLE               X
BROADCOM CORP                       Common Stock     111320107       669000      20100      SOLE               X
CHEVRON TEXACO                      Common Stock     166764100       597000       6450      SOLE               X
CISCO SYSTEMS                       Common Stock     17275R102      1284000      82875      SOLE               X
COCA COLA                           Common Stock     191216100      3412000      50508      SOLE               X
COLGATE-PALMOLIVE COMPANY           Common Stock     194162103      2106000      23750      SOLE               X
CONOCO PHILLIPS                     Common Stock     20825C104       474000       7500      SOLE               X
CORNING INC.                        Common Stock     219350105       454000      36800      SOLE               X
CYTEC INDUSTRIES                    Common Stock     232820100       284000       8100      SOLE               X
DEERE & COMPANY                     Common Stock     24419910        335000       5200      SOLE               X
DEVON ENERGY CORP.                  Common Stock     25179M103      1153000      20800      SOLE               X
DISNEY (WALT) CO.                   Common Stock     254687106      1558000      51675      SOLE               X
DOVER CORP                          Common Stock     260003108      1295000      27800      SOLE               X
DUPONT DE NEMOURS                   Common Stock     263534109      1469000      36759      SOLE               X
EMC CORPORATION                     Common Stock     26864810        262000      12500      SOLE               X
EMERSON CO.                         Common Stock     291011104      2776000      67200      SOLE               X
EXXON MOBIL                         Common Stock     30231G102      6825000      93982      SOLE               X
FEDEX CORP                          Common Stock     31428X106       406000       6000      SOLE               X
FIDELITY NATIONAL INFORMATION
  SERVICES, INC.                    Common Stock     31620M106       617000      25400      SOLE               X
FLUOR CORP                          Common Stock     343412102       665000      14300      SOLE               X
GENERAL ELECTRIC                    Common Stock     369604103      2481000     163037      SOLE               X
GOLDMAN SACHS                       Common Stock     38141G104       902000       9550      SOLE               X
GOOGLE, INC.                        Common Stock     38259P508       587000       1140      SOLE               X
HALLIBURTON COMPANY                 Common Stock     406216101       982000      32200      SOLE               X
HOME DEPOT                          Common Stock     437076102      1380000      42000      SOLE               X
HONEYWELL INTL                      Common Stock     438516106      2296000      52300      SOLE               X
IBM CORPORATION                     Common Stock     459200101      4760000      27221      SOLE               X
ISHARES MSCI EMERGING MKTS          Common Stock     464287234       245000       7000      SOLE               X
ITT INDUSTRIES                      Common Stock     450911102       613000      14600      SOLE               X
INTEL CORP.                         Common Stock     458140100      1129000      52924      SOLE               X
JP MORGAN CHASE & CO.               Common Stock     46625H100      2651000      88020      SOLE               X
JACOBS ENGINEERING GROUP            Common Stock     469814107      1246000      38600      SOLE               X
JOHNSON & JOHNSON                   Common Stock     478160104      7169000     112572      SOLE               X
KIMBERLY CLARK                      Common Stock     494368103       923000      13000      SOLE               X
KRAFT FOODS INC                     Common Stock     50075N104       648000      19300      SOLE               X
L-3 COMMUNICATIONS                  Common Stock     502424104       520000       8400      SOLE               X
LILLY (ELI) & CO.                   Common Stock     532457108       554000      15000      SOLE               X
MARTIN MARIETTA MATERIALS, INC.     Common Stock     573284106       518000       8200      SOLE               X
MC DONALD'S CORPORATION             Common Stock     580135101      2823000      32150      SOLE               X
MICROSOFT CORPORATION               Common Stock     594918104      1859000      74700      SOLE               X
MONSANTO                            Common Stock     61166W101       270000       4500      SOLE               X
MORGAN STANLEY                      Common Stock     617446448       260000      19275      SOLE               X
NESTLE S A SPONSORED ADR            Common Stock     641069406       214000       3900      SOLE               X
NIKE INC.                           Common Stock     654106103      1581000      18500      SOLE               X
NORFOLK SOUTHERN CORP.              Common Stock     655844108      1415000      23200      SOLE               X
NOVARTIS ADR                        Common Stock     66987V109      1433000      25700      SOLE               X
ORACLE CORPORATION                  Common Stock     68389X105      2325000      80900      SOLE               X
PALL CORPORATION                    Common Stock     696429307      1399000      33000      SOLE               X
PEABODY ENERGY CORP                 Common Stock     704549104       508000      15000      SOLE               X
PEPSICO                             Common Stock     713448108      2007000      32425      SOLE               X
PFIZER                              Common Stock     717081103       634000      35900      SOLE               X
PHILIP MORRIS INTERNATIONAL         Common Stock     718172109       879000      14100      SOLE               X
PRECISION CASTPARTS                 Common Stock     740189105      1943000      12500      SOLE               X
PROCTER & GAMBLE                    Common Stock     742718109      6960000     110170      SOLE               X
QUALCOMM                            Common Stock     747525103      2650000      54500      SOLE               X
RESEARCH IN MOTION, LTD.            Common Stock     760975102       267000      13200      SOLE               X
SARA LEE CORP                       Common Stock     803111103       327000      20000      SOLE               X
SCHLUMBERGER LIMITED                Common Stock     806857108      3084000      51646      SOLE               X
STRYKER CORPORATION                 Common Stock     863667101      1461000      31000      SOLE               X
TETRA TECH INC.                     Common Stock     88162G103       674000      36000      SOLE               X
THOMAS & BETTS CORP.                Common Stock     884315102       478000      12000      SOLE               X
UNION PACIFIC CORP.                 Common Stock     907818108       375000       4600      SOLE               X
UNITED PARCEL SERVICE               Common Stock     911312106      3555000      56300      SOLE               X
VALSPAR CORPORATION                 Common Stock     920355104      1560000      50000      SOLE               X
VANGUARD EMERGING MARKETS ETF       Common Stock     922042858       408000      11400      SOLE               X
WATERS CORP                         Common Stock     941848103      5306000      70300      SOLE               X
WATTS WATER TECHNOLOGIES            Common Stock     942749102      1279000      48000      SOLE               X
WELLS FARGO                         Common Stock     30226D106       981000      40700      SOLE               X
YUM! BRANDS                         Common Stock     988498101       889000      18000      SOLE               X
ZIMMER HOLDINGS                     Common Stock     98956P102       203000       3800      SOLE               X